Note 13 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Allowance for loan and lease losses	$ 2,243	$ 2,171
Supplemental retirement plan	382	371
Investment security basis adjustment	66	66
Nonaccrual interest income	456	415
Deferred origination fees, net		12
OREO adjustments	26	92
Accrued compensation	261	234
Other	82	23
Gross deferred tax assets	3,516	3,384
Deferred tax liabilities:
Premises and equipment	445	514
Net unrealized gain on securities	618	1,233
FHLB stock dividends	225	225
Intangibles	449	401
Mortgage servicing rights	103	68
Deferred origination fees, net	63
Other	6	44
Gross deferred tax liabilities	1,909	2,485
Net deferred tax assets	$ 1,607	$ 899